UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
September 30, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
44,936	First Trust Dow Jones Internet Index Fund (b)	$6,360,242
150,038	First Trust Industrials/Producer Durables AlphaDEX® Fund	6,357,110
124,022	First Trust Large Cap Growth AlphaDEX® Fund	8,739,830
80,702	First Trust NASDAQ-100- Technology Sector Index Fund	6,404,511
40,453	First Trust NYSE Arca Biotechnology Index Fund (b)	6,411,396
168,976	First Trust Small Cap Growth AlphaDEX® Fund	8,840,824
99,978	First Trust Technology AlphaDEX® Fund	6,352,602
	Total Investments – 99.9%	49,466,515
	(Cost $47,172,646) (c)
	Net Other Assets and Liabilities – 0.1%	53,614
	Net Assets – 100.0%	$49,520,129

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,294,273 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $404. The net unrealized appreciation was $2,293,869.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 9/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 49,466,515	$ 49,466,515	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Dorsey Wright DALI 1 ETF (DALI)
September 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the First Trust Dorsey Wright DALI 1 ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker DALI on The Nasdaq Stock Market LLC (“Nasdaq”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.

Notes to Portfolio of Investments (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
September 30, 2018 (Unaudited)
In addition, differences between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s corresponding index could result in a difference between the Fund’s performance and the performance of its underlying index.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of September 30, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
C. Affiliated Transactions
The Fund invests in securities of affiliated funds. The Fund’s investment performance and risks are related to the investment performance and risks of the affiliated funds.

Notes to Portfolio of Investments (Continued)
First Trust Dorsey Wright DALI 1 ETF (DALI)
September 30, 2018 (Unaudited)
Amounts relating to these investments at September 30, 2018, and for the fiscal year-to-date period (May 14, 2018 to September 30, 2018) are:
Security Name	Shares at 9/30/2018	Value at 12/31/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2018	Dividend Income
First Trust Dow Jones Internet Index Fund	44,936	$ —	$ 6,989,800	$ (952,389)	$ 342,226	$ (19,395)	$ 6,360,242	$ —
First Trust Industrials/Producer Durables AlphaDEX® Fund	150,038	—	6,107,552	(3,775)	253,326	7	6,357,110	17,273
First Trust Large Cap Growth AlphaDEX® Fund	124,022	—	8,378,094	(50,081)	411,626	191	8,739,830	10,487
First Trust Nasdaq Bank ETF	—	—	6,080,603	(5,596,030)	—	(484,573)	—	36,282
First Trust NASDAQ-100-Technology Sector Index Fund	80,702	—	6,384,223	(3,551)	23,951	(112)	6,404,511	19,450
First Trust NYSE Arca Biotechnology Index Fund	40,453	—	6,411,800	—	(404)	—	6,411,396	—
First Trust Small Cap Growth AlphaDEX® Fund	168,976	—	8,485,189	(338,703)	701,826	(7,488)	8,840,824	472
First Trust Technology AlphaDEX® Fund	99,978	—	6,238,732	(446,079)	561,318	(1,369)	6,352,602	1,608
		$—	$55,075,993	$(7,390,608)	$2,293,869	$(512,739)	$49,466,515	$85,572

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund VI

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	November 27, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	November 27, 2018

* Print the name and title of each signing officer under his or her signature.